12. FINANCIAL INSTRUMENTS (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Movement	R$ 604,828	R$ 1,415,962	R$ 50,987
Realization	(790,353)	(370,191)	R$ (92,140)
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, ending	5,567
Cash flow hedges [member] | Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, beginning	1,441,295
Movement	(604,828)
Realization	(790,353)
Fair value, net of taxes, ending	1,255,770	1,441,295
Fair Value Of Cash Flow Hedge, Net Of Taxes [member] | Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value, net of taxes, beginning	1,441,295
Movement	604,828
Realization	(790,353)
Fair value, net of taxes, ending	R$ 1,255,770	R$ 1,441,295